Investment in Joint Venture - Schedule of Investment in Joint Venture (Details) - USD ($)		6 Months Ended
		Dec. 31, 2024	Jun. 30, 2024
Schedule of Investment in Joint Venture [Abstract]
Shares in Tanbreez Mining Greenland A/S		$ 95,769,243	$ 5,000,000
Investment in joint venture accounted for using the equity method		95,769,243	5,000,000
Balance at beginning of period		5,000,000
Purchase of unlisted investments	[1]	90,000,000	5,000,000
Cash investments		60,000
Invoices paid by the Company on behalf of the joint venture		608,249
Share of profits of joint venture recognised during the period		$ 100,994

[1]	On 5 June 2024, CRML entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez Mining Greenland A/S (Tanbreez) which holds the only exploitation permit for rare earths in Greenland (HOA). The HOA was comprised of the following stages: